RELATED PARTY TRANSACTIONS - Emerald Health Sciences and Joint venture (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	May 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($) shares
Disclosure of transactions between related parties [line items]
Percentage of share held under related party transactions					31.00%
Research and development expense	$ 1,306,076	$ 83,409	$ 2,233,878	$ 180,953
General and administrative expense	3,341,550	3,344,578	7,483,030	5,956,584
Proceeds from loan			14,749,636	49,800,000
Emerald Health Sciences Inc. ("Sciences")
Disclosure of transactions between related parties [line items]
Related party transactions services fees	1,050,000	1,050,000	2,100,000	2,100,000
Related party transactions as invoices paid on behalf of company	0	$ 0	0	0
Amount payable to related party	1,507,314		1,507,314		$ 502,194
Amount receivable from related party	$ 31,421		$ 31,421		$ 31,421
Number of common shares issued and outstanding | shares	40,434,242		40,434,242		43,234,242		487,500
Number of common share purchase warrants held	4,411,764		4,411,764		4,411,764		8,489,451
Percentage of share held under related party transactions	27.00%		27.00%
Research and development expense			$ 562,500	1,125,000
General and administrative expense			487,500	42
Emerald Health Sciences Inc. ("Sciences") | Amended Loan Agreement with Emerald Health Sciences Inc [Member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						10.00%
Proceeds from loan			5,100,000		$ 0
Interest expense			47,642	$ 0
Emerald Health Sciences Inc. ("Sciences") | Top of range | Amended Loan Agreement with Emerald Health Sciences Inc [Member]
Disclosure of transactions between related parties [line items]
Ifrs Line of Credit Facility, Maximum Borrowing Capacity						$ 6,000,000
Pure Sunfarms
Disclosure of transactions between related parties [line items]
Amount payable to related party	$ 3,222,336		3,222,336		1,287,082
Amount receivable from related party	863,801		863,801		$ 1,942,329
Amount payable for inventory in subsequent to December 31, 2018							$ 166,649
Receivables due from joint ventures	$ 13,000,000		$ 13,000,000